Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Income Tax Disclosure [Abstract]
Canadian statutory rate	25.70%	25.90%	26.10%
Utilization of unrecognized losses and other tax attributes	(28.60%)	(25.00%)	(130.80%)
Permanent differences and other	2.90%	(0.90%)	104.70%
Total	0.00%	0.00%	0.00%